Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrants
Schedule of Warrant Activity

The following table represents warrant activity for the nine months ended September 30, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2022	120,675	$62.11	1.32
Exercisable – December 31, 2022	120,675	$62.11	1.32	$-
Granted	10,701,408	$-
Exercised	(1,740,410)	$-
Forfeited or Expired	-	$-
Outstanding – September 30, 2023	9,081,673	$1.39	1.23
Exercisable – September 30, 2023	9,081,673	$1.39	1.23	$-

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2021	1,538,500	$2.11	2.50
Exercisable – December 31, 2021	1,538,500	$2.11	2.50	$-
Granted	1,000,000	$-
Exercised	(125,000)	$2.00
Forfeited or Expired	-	$-
Outstanding – December 31, 2022	2,413,500	$3.11	1.32
Exercisable – December 31, 2022	2,413,500	$3.11	1.32	$-